[LETTERHEAD OF DECHERT LLP]

July 3, 2007

VIA EDGAR AND OVERNIGHT DELIVERY

United States Securities and Exchange Commission
Division of Corporate Finance
Mail Stop 6010
Washington, D.C. 20549

Attention: Gregory S. Belliston and Jeffrey Riedler

Re:	Universal American Financial Corp. Registration Statement on Form S-4 Filed June 18, 2007 File No. 333-143822

Ladies and Gentlemen:

        Universal American Financial Corp. (the "Company") has today filed with the Securities and Exchange Commission (the "Commission") Amendment No. 1 ("Amendment No. 1") to its Registration Statement on Form S-4 (Registration No. 333-143822). On behalf of the Company, we respond to the comments raised by the staff (the "Staff") of the Commission in the letter dated June 27, 2007 from Mr. Jeffrey P. Riedler to Lisa M. Spivack. For your convenience, the Staff's comments are included in this letter and are followed by the applicable response.

Proposal No. 2, page 66

1.
We believe your disclosure regarding your plans to issue the various classes of stock covered by this proposal could be improved. Please revise to state the following with respect to each class of stock covered by the proposal (common stock, Series A preferred, Series B preferred, and non-voting common stock):

•
Number of shares currently authorized;

•
Number of shares outstanding;

•
Number of shares reserved for issuance, including a list of each purpose for which they are reserved and the amount associated with each purpose; and

•
Number of shares that are available for issuance, i.e., neither outstanding nor reserved.

Response:

The Company has revised the disclosure as requested on page 66.

Following the above, you should describe in detail any plans you currently have to issue additional shares in the future, stating the number of shares associated with each such plan to the extent this amount is determinable. Then, so investors know you have listed all plans you currently have, you should affirmatively state that you have no other plans to issue any shares besides the plans that are discussed.

Response:

The Company has revised the disclosures as requested on page 66.

2.
All of the planned uses of the shares to be authorized through this proposal should be disclosed. Please ensure that the following issues are clarified in your revised disclosure:

•
We note that "1,952,700 shares of common stock were reserved for issuance upon conversion or transfer of the Series B Preferred Stock and 3,047,300 shares of common stock were reserved for issuance upon conversion or transfer of the Series A Preferred Stock." Please state whether these amounts refer to the Series A and Series B stock issued in the stage 1 agreement only or whether they refer to the total of stages 1 and 2. If they refer only to the stage 1 agreement, please augment the disclosure so that it also states the amount of common shares into which the securities to be issued in the stage 2 agreement will be convertible.

Response:

The Company has revised the disclosures as requested on page 66.

  •
  To the extent possible, please state the approximate number of shares you may be required to issue pursuant to the items listed in the bullet points on pages 66-67.

Response:

The Company has revised the disclosures as requested on pages 66 and 67.

  •
  We note from page 67 that you are seeking to authorize additional shares, in part, to "provide flexibility for actions we might wish to take, such as paying for acquisitions with our stock, making equity offerings to raise capital, distributing stock splits or stock dividends and granting new awards under employee benefit plans." Please state whether you currently have any plans to issue shares for these purposes. If you do, describe the plans and state the number of shares associated with these plans.

Response:

The Company has revised the disclosures as requested on page 67.

* * * * *

        If you have any questions, please feel free to contact Gerald Adler by telephone at 212.698.3679 (or by facsimile at 212.698.3599), or the undersigned by telephone at 215.994.2187. Thank you for your cooperation and attention to this matter.

Sincerely,

Patrick C. Lord

PCL:keb

cc:    Robert A. Waegelein